CERTIFICATION OF STRONG OPPORTUNITY FUND, INC. ON BEHALF OF THE
                               FOLLOWING SERIES:


                           Strong Advisor Select Fund
                  Strong Advisor U.S. Small/Mid Cap Growth Fund
                              Strong Endeavor Fund
                             Strong Opportunity Fund

STRONG OPPORTUNITY FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Advisor Select Fund - Class A, Class B, and Class C shares, (ii) Strong Advisor U.S. Small/Mid Cap Growth Fund - Class A, Class B, and Class C shares, (iii) Strong Endeavor Fund - Investor Class shares, and (iv) Strong Opportunity Fund - Investor Class, Advisor Class, and Class K shares, filed by the Registrant with the Securities and Exchange Commission on April 30, 2004 (with an effective date of May 1, 2004) pursuant to Post-Effective Amendment No. 40 (File No. 33-1932; 811-3793) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Prospectuses and Statements of Additional Information for the Strong Advisor Select Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Endeavor Fund, and Strong Opportunity Fund that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                       STRONG OPPORTUNITY FUND, INC.

                                       /s/ Richard W. Smirl
                                       ------------------------------------
                                       By:     Richard W. Smirl
                                       Title:  Vice President and Secretary

                                       Dated:  May 4, 2004